Exit Costs and Impairments - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 203,408	$ 4,158	$ 12,970
2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 7,617
Total costs	$ 386,447
Restructuring Charges, Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	Total costs
2024 Restructuring Plan | Inventories
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 93,500
Cost of sales | 2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs and asset impairment charges	295,058
Cost of sales | 2024 Restructuring Plan | Exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 43,355
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
Cost of sales | 2024 Restructuring Plan | Employee-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 8,204
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
Cost of sales | 2024 Restructuring Plan | Intangible asset impairments
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 133,738
Cost of sales | 2024 Restructuring Plan | Inventories
Restructuring Cost and Reserve [Line Items]
Impairment charges	93,473
Cost of sales | 2024 Restructuring Plan | Property, plant and equipment impairments
Restructuring Cost and Reserve [Line Items]
Impairment charges	16,288
Restructuring, acquisition, integration and other, net | 2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs and asset impairment charges	91,389
Restructuring, acquisition, integration and other, net | 2024 Restructuring Plan | Exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 16,932
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net
Restructuring, acquisition, integration and other, net | 2024 Restructuring Plan | Employee-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22,001
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net
Restructuring, acquisition, integration and other, net | 2024 Restructuring Plan | Intangible asset impairments
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 1,536
Restructuring, acquisition, integration and other, net | 2024 Restructuring Plan | Property, plant and equipment impairments
Restructuring Cost and Reserve [Line Items]
Impairment charges	46,351
Restructuring, acquisition, integration and other, net | 2024 Restructuring Plan | Other asset write-downs
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 4,569